UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09151
Eaton Vance Pennsylvania Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2005

Item 1. Schedule of Investments

Eaton Vance Pennsylvania Municipal Income Trust                                                                   as of August 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.7%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 5.3%
$425	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$462,166
500	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	507,545
500	Pennsylvania EDA, (Northamtpon Generating), (AMT), 6.60%, 1/1/19	505,810
675	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	684,355
		$2,159,876
Education — 1.5%
600	Philadelphia HEFA, (Chestnut Hill College), 6.00%, 10/1/29	619,206
		$619,206
Electric Utilities — 3.2%
600	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	647,688
600	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	637,812
		$1,285,500
Escrowed / Prerefunded — 4.1%
1,500	Pennsylvania HEFA, (Drexel University), Prerefunded to 5/1/09, 6.00%, 5/1/29	1,648,785
		$1,648,785
Health Care-Miscellaneous — 5.5%
600	Allegheny County IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	644,712
1,500	Chester County HEFA, (Devereux Foundation), 6.00%, 11/1/29	1,590,810
		$2,235,522
Hospital — 13.2%
750	Lancaster County Hospital Authority, 5.50%, 3/15/26	800,370
1,250	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,311,187
500	Monroe County Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	541,200
360	Montgomery County Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	384,509
850	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	939,360

$800	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	$854,464
500	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	540,225
		$5,371,315
Industrial Development Revenue — 7.0%
500	New Morgan IDA, (New Morgan Landfill), (AMT), 6.50%, 4/1/19	500,305
1,000	Pennsylvania EDA, (Proctor & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,141,030
1,550	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,219,912
		$2,861,247
Insured-Education — 22.2%
1,900	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32 (1)	2,063,134
1,000	Northampton County HEFA, (Lafayette College), (MBIA), 5.00%, 11/1/27	1,035,500
1,000	Pennsylvania HEFA, (Bryn Mawr College), (AMBAC), 5.125%, 12/1/29	1,066,710
2,000	Pennsylvania HEFA, (State System Higher Education), (FSA), 5.00%, 6/15/24	2,097,520
2,000	Pennsylvania HEFA, (Temple University), (MBIA), 5.00%, 4/1/29	2,087,160
600	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 10.855%, 7/1/33 (2)(3)	707,514
		$9,057,538
Insured-Electric Utilities — 4.4%
600	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 10.452%, 7/1/29 (2)(3)	754,080
835	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 10.449%, 7/1/29 (2)(3)	1,049,428
		$1,803,508
Insured-Escrowed / Prerefunded — 16.8%
1,000	Allegheny County Sanitation and Sewer Authority, (MBIA), Prerefunded to 12/01/10, 5.50%, 12/1/24	1,111,680
650	Berks County Municipal Authority, (Reading Hospital and Medical Center), (FSA), Prerefunded to 11/1/09, 6.00%, 11/1/29	734,065
3,100	Pennsylvania Turnpike Commision, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	3,179,918

$595	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 10.286%, 7/1/28 (2)(3)	$696,227
2,000	Westmoreland County Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,115,140
		$6,837,030
Insured-Gas Utilities — 3.5%
1,325	Philadelphia Natural Gas Works, (FSA), Variable Rate, 7.33%, 7/1/28 (4)	1,424,680
		$1,424,680
Insured-General Obligations — 8.1%
2,000	Philadelphia, (FSA), 5.00%, 3/15/28	2,074,360
1,000	Puerto Rico, (FSA), Variable Rate, 10.70%, 7/1/27 (2)(3)	1,242,640
		$3,317,000
Insured-Hospital — 15.3%
1,000	Dauphin County General Authority, (Pinnacle Health System), (MBIA), 5.50%, 5/15/27	1,043,880
500	Delaware County Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	512,550
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (MBIA), 5.25%, 7/1/29	1,599,780
3,000	Montgomery County HEFA, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	3,088,290
		$6,244,500
Insured-Special Tax Revenue — 2.6%
1,000	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	1,061,270
		$1,061,270
Insured-Transportation — 15.6%
1,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	1,050,030
800	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/27	941,600
2,050	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/29	2,415,351
1,005	Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,066,627
800	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 11.366%, 7/1/26 (2)(3)	889,200
		$6,362,808
Insured-Water and Sewer — 9.1%
500	Delaware County IDA, (Water Facilities), (FGIC), (AMT), 6.00%, 6/1/29	547,285
1,000	Philadelphia Water and Wastewater, (FGIC), 5.00%, 11/1/31	1,051,220
2,000	Pittsburgh Water and Sewer Authority, (AMBAC), 5.125%, 12/1/31	2,111,240
		$3,709,745

Miscellaneous — 1.5%
$600	Philadelphia IDA, (Franklin Institute), 5.20%, 6/15/26	$605,232
		$605,232
Nursing Home — 1.4%
250	Clarion County IDA, (Beverly Enterprises, Inc.), 5.875%, 5/1/07	248,435
335	Cumberland County IDA, (Beverly Enterprises, Inc.), 5.50%, 10/1/08	335,010
		$583,445
Senior Living / Life Care — 7.8%
600	Bucks County IDA, (Pennswood), 6.00%, 10/1/27	647,250
1,000	Cliff House Trust (AMT), 6.625%, 6/1/27	505,400
500	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	520,875
500	Lancaster County Hospital Authority, (Health Center), 5.875%, 6/1/31	533,130
925	Montgomery County HEFA, (Faulkeways at Gwynedd), 6.75%, 11/15/30	987,521
		$3,194,176
Transportation — 5.6%
1,200	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	1,261,812
225	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	229,572
495	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	501,039
270	Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31	292,594
		$2,285,017
Total Tax-Exempt Investments — 153.7% (identified cost $57,664,372)		$62,667,400
Other Assets, Less Liabilities — 1.5%		$599,371
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.2)%		$(22,503,057)
Net Assets Applicable to Common Shares — 100.0%		$40,763,714

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Pennsylvania municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at August 31, 2005, 63.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.0% to 23.7% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the aggregate value of the securities is $5,339,089 or 13.1% of the Trust’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2005.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2005.

A summary of financial instruments at August 31, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/05	175 U.S. Treasury Bond	Short	$(20,470,155)	$(20,655,469)	$(185,314)

At August 31, 2005, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$57,615,274
Gross unrealized appreciation	$5,306,797
Gross unrealized depreciation	(254,671)
Net unrealized appreciation	$5,052,126

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	October 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	October 18, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	October 18, 2005